Unaudited Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Operating activities:
Net income	$ 2,826	$ 3,517
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion	1,314	1,610
Loss on asset disposal	3
Interest expense from debt issuance cost amortization	134	189
Amortization of equity-based compensation	211	294
Equity (income) loss in investee company	(2)	14
Deferred tax benefit, net	0	(38)
Changes in assets and liabilities:
Trade accounts receivable	1,870	7,147
Prepaid expenses and other	383	232
Accounts payable and accrued payroll and other	6,739	6,019
Income taxes payable	67	(15,930)
Net cash provided by operating activities	13,545	3,054
Investing activities:
Acquisition of 49.9% interest in the TIR Entities (Note 4)	(52,588)
Purchase of property and equipment	(930)	(319)
Net cash used in investing activities	(53,518)	(319)
Financing activities:
Proceeds from initial public offering		80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC		(80,213)
Payment of deferred offering costs		(314)
Advances on long-term debt	52,600
Repayment of long-term debt		(5,000)
Payments on behalf of affiliates		(65)
Net advances from members		314
Distributions to limited partners	(4,806)
Distributions to non-controlling members of the TIR Entities	(1,421)
Net cash provided by (used in) financing activities	46,373	(5,065)
Effect of exchange rates on cash	(616)	(328)
Net increase (decrease) in cash and cash equivalents	5,784	(2,658)
Cash and cash equivalents, beginning of period	20,757	26,690
Cash and cash equivalents, end of period	26,541	24,032
Non-cash items:
Accounts payable excluded from capital expenditures	$ 51	$ 75